Business Combinations (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 06, 2018	Jun. 05, 2018	Nov. 12, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Ordinary shares valued per share	$ 10.19					$ 9.76		$ 9.76
Business combination, consideration transferred				$ 319,015
Fair value of earn out shares				16,200
Acquired percentage of shares outanding	12.00%
Management fees				2,200
Transaction costs				$ 10,500	$ 10,500		$ 10,500
Revenues					131,378	$ 115,683	248,916	$ 217,424
Net income (loss)					7,606	$ 8,526	10,083	$ (3,008)
Hana Loan [Member]
Proceeds from debt		$ 50,000
First Equity Stock Earn-Out [Member]
Number of ordinary shares issuance			1,671,704
Second Equity Stock Earn-Out [Member]
Number of ordinary shares issuance			1,671,704
Successor [Member]
Number of ordinary shares issuance				16,559,800
Proceeds from debt
Short term borrowings				118,411	118,411		118,411
Goodwill				$ 475,663	475,663		475,663		$ 182,053
GES Transaction [Member]
Business acquisition payments	$ 29,300
Business acquisition exchange shares	25,309,848			3,036,381
Business combination, ordinary shares	3,036,381			25,309,848
Acquired percentage of shares outanding	88.00%
Accrued interest	$ 1,100
NPS Holdings Limited [Member]
Business combination, ordinary shares				25,077,000
Business combination, consideration transferred				$ 319,015
Additional amount of cash payable for renewal			$ 7,600
Payment of ticker fee	13,400
Fees, costs and expenses	$ 5,200
Investments and cash equivalents held in trust				202,100
Cash and cash equivalents acquired from acquisition				18,700
Accounts receivable				55,788	55,788		55,788
Gross contractual amount, accounts receivable				60,800	60,800		60,800
Goodwill				$ 341,871	341,871		341,871
NPS Holdings Limited [Member] | NPS Selling Stockholders [Member]
Business combination, ordinary shares				11,318,828
NPS Holdings Limited [Member] | Successor [Member]
Revenues				$ 32,500
Net income (loss)				2,800
Hana Investments [Member]
Business acquisition payments				$ 150,000
Business combination, ordinary shares				13,758,449
Accrued interest				$ 4,700	4,700		4,700
Short term borrowings				50,000	50,000		50,000
MEA Energy Investment Company 2 Ltd [Member]
Business acquisition payments				$ 48,300
Business combination, ordinary shares				4,829,375
Gulf Energy S.A.O.C [Member]
Business combination, ordinary shares				25,310,000
Business combination, consideration transferred
Accounts receivable				31,777	31,777		31,777
Gross contractual amount, accounts receivable				33,100	33,100		33,100
Goodwill				133,792	$ 133,792		$ 133,792
Gulf Energy S.A.O.C [Member] | Successor [Member]
Revenues				12,500
Net income (loss)				$ 500
Stock Purchase Agreement [Member]
Business combination, ordinary shares			418,001
Business combination, consideration transferred			$ 4,700
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member] | First Closing [Member]
Business acquisition payments			$ 150,000
Business acquisition exchange shares			83,660,878
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member] | Second Closing [Member]
Business acquisition payments			$ 292,800
Business combination, ordinary shares			11,318,828
Stock Purchase Agreement [Member] | Hana Investments [Member]
Number of ordinary shares balance			83,660,878
Ordinary shares valued per share			$ 11.244
Number of ordinary shares issuance			13,340,448
Payment to selling stockholders			$ 150,000